Revenue and Deferred Revenues - Summary of Deferred Revenue and Refund Liability From Contracts with Customers (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Revenue From Contract With Customer [Abstract]
Accounts receivable (net of allowance of nil and nil as of December 31, 2017 and 2018, respectively)	¥ 58,925	$ 8,570	¥ 32,867
Amounts due from related parties (net of allowance of nil and nil as of December 31, 2017 and 2018, respectively)	656,399	$ 95,469	578,454
Deferred revenue	41,863		¥ 17,876
Refund liability (sales return)	¥ 153